Deconsolidation, Divestitures And Discontinued Operations	12 Months Ended
Dec. 31, 2011
Deconsolidation, Divestitures And Discontinued Operation [Abstract]
Deconsolidation, Divestitures And Discontinued Operations
Deconsolidation, Divestitures and Discontinued Operations
DANONE CHIQUITA FRUITS JOINT VENTURE
In May 2010, the company sold 51% of its European smoothie business to Danone S.A., for €15 million ($18 million) and deconsolidated it. The deconsolidation and sale resulted in the creation of Danone Chiquita Fruits SAS (“Danone JV”), which is a joint venture intended to develop, manufacture, and sell packaged fruit juices and fruit smoothies in Europe and is financed by Chiquita and Danone in amounts proportional to their ownership interests. The gain on the deconsolidation and sale of the European smoothie business was $32 million, which includes a gain of $15 million related to the remeasurement of the retained investment in the European smoothie business to its fair value of $16 million on the closing date. No income tax expense resulted from the gain on the sale because sufficient foreign NOLs were in place and, when those foreign NOLs were used, the related valuation allowance was released. The fair value of the investment was a Level 3 measurement (see Note 12) based upon the consideration paid by Danone for 51% of the Danone JV, including a control discount. The company’s 49% investment in the joint venture is accounted for as an equity method investment and is included in the Salads and Healthy Snacks segment. Future company contributions to the Danone JV are limited to an aggregate €14 million ($18 million) through 2013 without unanimous consent of the owners. The company contributed a total of €3 million ($5 million) during 2011 and a total of €4 million ($5 million) during 2010. The company’s carrying value of the Danone JV was $16 million as of December 31, 2011.
The Danone JV is a variable interest entity; however, the company is not the primary beneficiary, and does not consolidate it. The Danone JV will obtain sales, local marketing, and product supply chain management services from the company’s subsidiaries; however, the power to direct the JV’s most significant activities is controlled by Danone S.A.
SALE OF EQUITY INVESTMENTS
In April 2010, the company sold its 49% investment in Coast Citrus Distributors, Inc. for $18 million in cash, which approximated its carrying value.
In August 2009, the company sold its 50% interest in the Chiquita-Unifrutti joint venture for $4 million of cash, a $58 million note that is receivable in installments over 10 years, and certain contingent consideration, of which $1 million was received in 2010. Additional contingent consideration that would result in further gain will be recorded if and when realized. In connection with the sale, the company entered into new long-term agreements with the former joint venture partner for (a) shipping and supply of bananas sold in the Middle East and (b) licensing the Chiquita brand for sales of whole fresh bananas and pineapples in Japan and Korea. At December 31, 2011 and 2010, the current portion of the note receivable included in “Other receivables, net” was $4 million and $3 million, respectively, and the long-term portion included in “Investments and other assets, net” was $30 million and $34 million, respectively, on the Consolidated Balance Sheets.
Prior to these sales, the company accounted for these investments using the equity method.
SALE OF IVORY COAST OPERATIONS
In January 2009, the company sold its farming operations in the Ivory Coast. The sale resulted in a pre-tax gain of approximately $4 million included in “Cost of sales,” including realization of $11 million of cumulative translation gains. Income tax benefits of approximately $4 million were recognized in the first quarter of 2009 related to these operations.
DISCONTINUED OPERATIONS
In August 2008, the company sold its subsidiary, Atlanta AG, and the 2010 and 2009 loss of $3 million and $1 million, respectively, from discontinued operations was related to new information about indemnification obligations for tax liabilities. In addition, approximately €6 million ($7 million) was received in February 2010 related to consideration from the sale which had been held in escrow to secure any potential obligations of the company under the sale agreement.